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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.):
     [ ] is a restatement
     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: AMP Capital Brookfield (US) LLC

Address: 71 S. Wacker Drive
         Chicago, IL 60606

Form 13F File Number: 28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seth Gelman
Title: Chief Compliance Officer
Phone: 212-549-8415

Signature, Place, and Date of Signing:

/s/ Seth Gelman        NY, NY                February 12, 2010
_____________________  ____________________  _________________
[Signature]            [City, State]         [Date]


Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-________________            Brookfield Investment Management Inc.